07081747

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

CERTAMX

RECD S.E.C.
NOV 2 0 2007
1086

1- 33800

November 20, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 5, 2007 the American Stock Exchange LLC (the "Exchange") received from Ideation Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock, par value $.0001 per share, and one Warrant

Common Stock, par value of $.0001 per share

Warrants, each exercisable for one share of Common Stock at an exercise price of $6.00 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
NOV 2 9 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END